Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses And Other Current Liabilities [Abstract]
Accrued expenses	$ 1,246	$ 1,787
Employees and payroll accruals	1,167	1,879
IIA deferred grants		269
Other liabilities	16	5
Total	$ 2,429	$ 3,940